Insurance contracts	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Insurance contracts

Note 30 – Insurance contracts

a)	Insurance contracts

ITAÚ UNIBANCO HOLDING, through its subsidiaries, offers to the market insurance and private pension products, with the purpose of assuming risks and restoring the economic balance of the assets of the policyholder if damaged. Products are offered through insurance brokers (third parties operating in the market and its own brokers), Itaú Unibanco branches and electronic channels, according to their characteristics and regulatory requirements.

b)	Main products

I—Insurance

The contract entered into between the parties aims at guaranteeing the protection of the client’s assets. Upon payment of a premium, the policyholder is protected through previously-agreed replacement or indemnification clauses for damages. ITAÚ UNIBANCO HOLDING insurance companies then recognize technical reserves administered by themselves, through specialized areas within the conglomerate, with the objective of indemnifying the policyholder’s loss in the event of claims of insured risks.

The insurance risks sold by insurance companies of ITAÚ UNIBANCO HOLDING are divided into property and casualty, that covers losses, damages or liabilities for assets or persons, and life insurance that includes coverage for death and personal accidents.

Main insurance lines	Loss ratio %		Sales ratio %
	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2017	01/01 to 12/31/2016
Group accident insurance	7.8	5.0	38.0	42.1
Individual accident	23.5	19.5	12.5	12.4
Commercial multiple peril	36.4	63.3	21.2	21.1
Internal credit	139.6	221.7	0.9	3.9
Mandatory insurance for personal injury caused by motor vehicles
(DPVAT)	84.5	85.7	1.2	1.4
Serious or terminal diseases	21.1	22.1	10.7	10.7
Extended warranty—assets	16.0	17.1	62.1	63.8
Credit Life	16.9	18.7	18.7	19.0
Multiple risks	27.2	7.8	57.8	62.1
Home insurance in market policies—Credit Life	13.0	14.7	20.7	(0.3)
Group life	24.2	46.8	8.3	13.6

II—Private	pension

Developed as a solution to ensure the maintenance of the quality of life of participants, as a supplement to the government plans, through long term investments, private pension products are divided into three major groups:

•	PGBL—Plan Generator of Benefits: The main objective of this plan is the accumulation of financial resources, but it can be purchased with additional risk coverage. Recommended for clients that file the full version of income tax return, because they can deduct contributions paid for tax purposes up to 12% of the annual taxable gross income.

•	VGBL—Redeemable Life Insurance: This is an insurance structured as a pension plan. Its taxation differs from the PGBL; in this case, the tax basis is the earned income.

•	FGB—Fund Generator of Benefits: This is a pension plan with minimum income guarantee, and possibility of receiving earnings from asset performance. Once recognized the distribution of earnings at a certain percentage, as established by the FGB policy, it is not at management’s discretion, but instead represents an obligation to ITAÚ UNIBANCO HOLDING. Although there are plans still in existence, they are no longer sold.

III—Income related to insurance and private pension

The revenue from the main insurance and private pension products is as follows:

	Premiums and contributions issued			Reinsurance			Retained premiums and contributions
	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015
Group accident insurance	667	780	862	(1)	(4)	(2)	666	776	860
Individual accident	290	224	214	(1)	(12)	(11)	289	212	203
Commercial multiple peril	53	56	57	—	—	—	53	56	57
Internal Credit	64	63	151	—	—	—	64	63	151
Mandatory insurance for personal injury caused by motor vehicles (DPVAT)	24	37	37	—	—	—	24	37	37
Serious or terminal diseases	172	167	169	—	(1)	(2)	172	166	167
Warranty extension - assets	—	112	252	—	—	—	—	112	252
Disability Savings Pension	323	298	256	(4)	(3)	(6)	319	295	250
PGBL	2,084	1,955	1,840	—	—	—	2,084	1,955	1,840
Credit Life	623	570	726	(2)	—	(1)	621	570	725
Multiple risks	151	162	172	—	—	—	151	162	172
Home Insurance in Market Policies – Credit Life	282	261	224	(10)	(18)	(19)	272	243	205
Traditional	129	142	159	—	—	—	129	142	159
VGBL	20,318	18,153	15,501	—	—	—	20,318	18,153	15,501
Group life	1,001	1,278	1,453	(11)	(44)	(37)	990	1,234	1,416
Other lines	733	591	561	(9)	(12)	(11)	724	579	550
Total	26,914	24,849	22,634	(38)	(94)	(89)	26,876	24,755	22,545

c)	Technical reserves for insurance and private pension

The technical provisions of insurance and pension plan are recognized according to the technical notes approved by SUSEP and criteria established by current legislation.

I—Insurance and private pension:

•	Provision for unearned premiums – this provision is recognized, based on insurance premiums, for the coverage of amounts payable related to claims and expenses to be incurred, throughout their terms maturity, in connection with the risks assumed at the calculation base date. The calculation is performed on the level of policies or endorsement of agreements in force, on a pro rata-die basis. The provision includes an estimate for effective and not issued risks (PPNG-RVNE).

•	Provision for unsettled claims – this provision is recognized for the coverage of amounts payable related to lump-sum payments and income overdue from claims reported up to the calculation base date, but not yet paid. The provision covers administrative and legal claims, gross of accepted coinsurance operations and reinsurance operations and net of ceded coinsurance operations. The provision should include, whenever required, IBNER (claims incurred but not sufficiently reported) for the aggregate development of claims reported but not paid, which amounts may be changed throughout the process up to final settlement.

•	Provision for claims incurred and not reported – this provision is recognized for the coverage of expected unsettled amounts related to claims incurred but not reported up to the calculation base date, gross of accepted coinsurance operations and reinsurance operations, and net of ceded coinsurance operations.

•	Mathematical provisions for benefits to be granted—recognized for the coverage of commitments assumed to participants or policyholders, based on the assumptions set forth in the contract, while the event that gave rise to the benefit and/or indemnity has not occurred. The provision is calculated in accordance with the methodology approved in the actuarial technical note to the product.

•	Mathematical provisions for granted benefits—recognized after the event triggering the benefit occurs, for the coverage of the commitments assumed to the participants or insured parties, based on the assumptions established in the agreement. The provision is calculated in accordance with the methodologies approved in the technical actuarial note on the product.

•	Provision for financial surplus – it is recognized to ensure the amounts intended for distribution of financial surplus, if the event is stated in the agreement. Corresponds to the financial income exceeding the minimum return guaranteed in the product.

•	Other technical provisions – it is recognized when insufficiency of premiums or contributions are identified related to payments of benefits and indemnities.

•	Provision for redemptions and other amounts to regularize – it comprises the amounts related to redemptions to regularize, returns of premiums or funds, portability requested but, for any reason, not yet transferred to the insurance company or open private pension entity beneficiary, and premiums received but not quoted.

•	Provision for related expenses—It is recognized for the coverage of expected amounts related to expenses with benefits and indemnities, due to events incurred and to be incurred.

II—Change in reserves for insurance and private pension

The details about the changes in balances of reserves for insurance and private pension operations are as follows:

II.I—Change in technical provisions

	12/31/2017				12/31/2016
	Property, individuals and life insurance	Private pension	Life with survivor benefits	Total	Property, individuals and life insurance	Private pension	Life with survivor benefits	Total
Opening balance	3,926	37,679	112,471	154,076	4,755	32,688	91,862	129,305
(+) Additions arising from premiums / contribution	4,059	2,536	20,318	26,913	4,302	2,395	18,153	24,850
(-) Deferral of risk	(4,225)	(323)	—	(4,548)	(5,124)	(297)	—	(5,421)
(-) Payment of claims / benefits	(1,228)	(402)	(70)	(1,700)	(1,623)	(370)	(39)	(2,032)
(+) Reported claims	1,291	—	—	1,291	1,620	—	—	1,620
(-) Redemptions	(2)	(1,687)	(10,847)	(12,536)	(1)	(1,939)	(13,277)	(15,217)
(+/-) Net portability	—	2,683	753	3,436	—	380	709	1,089
(+) Adjustment of reserves and financial surplus	16	1,717	6,037	7,770	20	4,371	13,171	17,562
(+) Corporate Reorganization	(282)	—	—	(282)	—	—	—	—
(+/-) Other (recognition / reversal)	(91)	1,685	5,218	6,812	(23)	451	1,892	2,320
Reserves for insurance and private pension	3,464	43,888	133,880	181,232	3,926	37,679	112,471	154,076

II.II—Technical provisions balances

	Insurance		Private pension		Total
	12/31/2017	12/31/2016	12/31/2017	12/31/2016	12/31/2017	12/31/2016
Unearned premiums	1,883	2,204	15	17	1,898	2,221
Mathematical reserve for benefits to be granted and benefits granted	173	24	175,992	148,341	176,165	148,365
Redemptions and Other Unsettled Amounts	11	11	264	210	275	221
Financial surplus	2	2	604	581	606	583
Unsettled claims (1)	560	769	34	23	594	792
IBNR	401	435	27	27	428	462
Administrative and Related Expenses	28	39	95	71	123	110
Other	406	442	737	880	1,143	1,322
Total (2)	3,464	3,926	177,768	150,150	181,232	154,076

(1)	The provision for unsettled claims is detailed in Note 30e.
(2)	This table covers the amendments established by Susep Circular No. 517, de 07/30/2015, also for comparison purposes.

d)	Deferred selling expenses

Deferred acquisition costs of insurance are direct and indirect costs incurred to sell, underwrite and originate a new insurance contract.

Direct costs are basically commissions paid for brokerage services, agency and prospecting efforts and are deferred for amortization in proportion to the recognition of revenue from earned premiums, that is, over the coverage period, for the term of effectiveness of contracts, according to the calculation rules in force.

Balances are recorded under gross reinsurance assets and changes are shown in the table below:

Balance at 01/01/2017	429
Increase	772
Amortization	(948)

Balance at 12/31/2017	253

Balance to be amortized in up to 12 months	209
Balance to be amortized after 12 months	44

Balance at 01/01/2016	901

Increase	902
Amortization	(1,374)

Balance at 12/31/2016	429

Balance to be amortized in up to 12 months	335
Balance to be amortized after 12 months	94

The amounts of deferred selling expenses from reinsurance are stated in Note 30I.

e)	Table of loss development

Changes in the amount of obligations of the ITAÚ UNIBANCO HOLDING may occur at the end of each annual reporting period. The table below shows the development by the claims incurred method. The first part of the table shows how the final loss estimate changes through time. The second part of the table reconciles the amounts pending payment and the liability disclosed in the balance sheet.

I—Gross of reinsurance

Reserve for unsettled claims (*)	594
(-) DPVAT operations	11
(-) IBNER (claims incurred but not sufficiently reported)	181
(-) Retrocession and other estimates	(32)
Liability claims presented in the development table (Ia + Ib)	434

(*)	Provision for unsettled claims stated in Note 30c II.II of 12/31/2017, gross of reinsurance

Ia—Administratives claims - gross of reinsurance

Occurrence date	12/31/2013	12/31/2014	12/31/2015	12/31/2016	12/31/2017	Total
At the end of reporting period	980	967	1,067	1,063	914
After 1 year	978	957	1,076	1,054
After 2 years	982	972	1,100
After 3 years	986	978
After 4 years	988
Current estimate	988	978	1,100	1,054	914
Accumulated payments through base date	984	972	1,084	1,024	739	4,803
Liabilities recognized in the balance sheet	4	6	16	30	175	231
Liabilities in relation to prior years						18
Total administratives claims included in balance sheet						249

Ib—Judicial claims—gross of reinsurance

Occurrence date	12/31/2013	12/31/2014	12/31/2015	12/31/2016	12/31/2017	Total
At the end of reporting period	28	31	32	32	32
After 1 year	42	41	43	39
After 2 years	48	49	50
After 3 years	56	54
After 4 years	60
Current estimate	60	54	50	39	32
Accumulated payments through base date	47	42	37	31	24	181
Liabilities recognized in the balance sheet	13	12	13	8	8	54
Liabilities in relation to prior years						131
Total judicial claims included in balance sheet						185

II—Net of reinsurance

Reserve for unsettled claims (1)	594
(-) DPVAT operations	11
(-) IBNER	181
(-) Reinsurance (2)	27
(-) Retrocession and other estimates	(32)
Liability claims presented in the development table (IIa + IIb)	407

(1)	Provision refers to provision for unsettled claims stated in Note 30c II.II of 12/31/2017.
(2)	Reinsurance operations stated in Note 30l III of 12/31/2017.

IIa—Administratives claims—net of reinsurance

Occurrence date	12/31/2013	12/31/2014	12/31/2015	12/31/2016	12/31/2017	Total
At the end of reporting period	956	954	1,045	1,053	898
After 1 year	954	944	1,045	1,045
After 2 years	958	955	1,068
After 3 years	961	960
After 4 years	962
Current estimate	962	960	1,068	1,045	898
Accumulated payments through base date	958	954	1,052	1,015	728	4,707
Liabilities recognized in the balance sheet	4	6	16	30	170	226
Liabilities in relation to prior years						11
Total administratives claims included in balance sheet						237

IIb—Judicial claims—net of reinsurance

Occurrence date	12/31/2013	12/31/2014	12/31/2015	12/31/2016	12/31/2017	Total
At the end of reporting period	28	31	32	29	32
After 1 year	42	41	43	37
After 2 years	48	49	50
After 3 years	56	54
After 4 years	60
Current estimate	60	54	50	37	32
Accumulated payments through base date	47	42	37	28	24	178
Liabilities recognized in the balance sheet	13	12	13	8	8	54
Liabilities in relation to prior years						116
Total judicial claims included in balance sheet						170

The breakdown of the table development of claims between administrative and legal evidences the reallocation of claims up to a certain base date and that become legal ones afterwards, which may give the wrong impression of need for adjusting the provisions in each breakdown.

f)	Liability adequacy test

As established in IFRS 4 – “Insurance contracts”, an insurance company must carry out the Liability Adequacy Test, comparing the amount recognized for its technical reserves with the current estimate of cash flow of its future obligations. The estimate should consider all cash flows related to the business, which is the minimum requirement for carrying out the adequacy test.

The Liability adequacy test did not indicate insufficiency in the periods ended of 2017, 2016 and 2015.

The assumptions used in the test are periodically reviewed and are based on the best practices and the analysis of subsidiaries’ experience, therefore representing the best estimates for cash flow projections.

Methodology and Test Grouping

The methodology for testing all products is based on the projection of cash flows. Specifically for insurance products, cash flows were projected using the method known as run-off triangle of quarterly frequency. Cash flows for the deferral and the assignment phases are tested on a separate basis for social security products.

The risk grouping criterion considers groups subject to similar risks that are jointly managed as a single portfolio.

Biometric Tables

Biometric tables are instruments to measure the biometric risk represented by the probability of death, survival or disability of a participant.

For death and survival estimates, the Brazilian Market Insurer Experience (BR-EMS) tables in effect are used, adjusted according to life expectancy development of Scale G, and the Álvaro Vindas table is adopted to estimate benefit requests for disability.

Risk-free Interest Rate

The relevant risk-free forward interest-rate structure is an indicator of the pure time value of money used to price the set of projected cash flows.

The relevant structure of risk-free interest rate was obtained from the curve of securities deemed to be credit risk free, available in the Brazilian financial market and determined pursuant to an internal policy of ITAÚ UNIBANCO HOLDING, considering the addition of spread, which took into account the impact of the market result of held-to-maturity securities of the guarantee assets portfolio.

Income conversion rate

The income conversion rate represents the expected conversion of balances accumulated by participants in retirement benefits. The decision of conversion into income by participants is influenced by behavioral, economic and tax factors.

Other Assumptions

Related expenses, cancellations and partial redemptions, future increases and contributions, among others, are assumptions that affect the estimate of projected cash flows since they represent expenses and income arising from insurance agreements assumed.

g)	Insurance risk – effect of changes on actuarial assumptions

Property insurance is a short-lived insurance, and the main actuarial assumptions involved in the management and pricing of the associated risks are claims frequency and severity. Volatility above the expected number of claims and/or amount of claim indemnities may result in unexpected losses.

Life insurance and pension plans are, in general, medium or long-lived products and the main risks involved in the business may be classified as biometric risk, financial risk and behavioral risk.

Biometric risk relates to: i) more than expected increase in life expectancies for products with survivorship coverage (mostly pension plans); ii) more than expected decrease in mortality rates for products with survivorship coverage (mostly life insurance).

Products offering financial guarantee predetermined under contract involve financial risk inherent in the underwriting risk, with such risk being considered insurance risk.

Behavioral risk relates to a more than expected increase in the rates of conversion into annuity income, resulting in increased payments of retirement benefits.

The estimated actuarial assumptions are based on the historical evaluation of ITAÚ UNIBANCO HOLDING, on benchmarks and the experience of the actuaries.

To measure the effects of changes in the key actuarial assumptions, sensitivity tests were conducted in the amounts of current estimates of future liability cash flows. The sensitivity analysis considers a vision of the impacts caused by changes in assumptions, which could affect the income for the period and stockholders’ equity at the balance sheet date. This type of analysis is usually conducted under the ceteris paribus condition, in which the sensitivity of a system is measured when one variable of interest is changed and all the others remain unchanged. The results obtained are shown in the table below:

The sensitivity analysis considers a vision of the impacts caused by changes in assumptions, which could affect the income for the period and stockholders’ equity at the balance sheet date. Results were as follows:

	Impact in Results and Stockholders’ Equity (1)
	12/31/2017			12/31/2016
Sensitivity analysis	Supplementary Retirement Plans and Life with Living Benefits	Insurance		Supplementary Retirement Plans and Life with Living Benefits	Insurance
		Gross of reinsurance	Net of reinsurance		Gross of reinsurance	Net of reinsurance
5% increase in mortality rates	24	—	—	21	(3)	(3)
5% decrease in mortality rates	(25)	(1)	(1)	(23)	3	3
0.1% increase in risk-free interest rates	26	5	5	49	6	6
0.1% decrease in risk-free interest rates	(27)	(5)	(5)	(50)	(6)	(6)
5% increase in conversion in income rates	(13)	—	—	(6)	—	—
5% decrease in conversion in income rates	13	—	—	6	—	—
5% increase in claims	—	(37)	(36)	—	(50)	(48)
5% decrease in claims	—	37	36	—	50	48

(1)	Amounts net of tax effects.

h)	Risks of insurance and private pension

ITAÚ UNIBANCO HOLDING has specific committees to define the management of funds from the technical reserves for insurance and private pension, issue guidelines for managing these funds with the objective of achieving long term return, and define evaluation models, risk limits and strategies on allocation of funds to defined financial assets. Such committees are comprised not only of executives and those directly responsible for the business management process, but also for an equal number of professionals that head up or coordinate the commercial and financial areas.

The extended warranty product, this is marketed by the retail company that sells to consumer. The DPVAT production results from the participation that the insurance companies of ITAÚ UNIBANCO HOLDING have in the Seguradora Líder dos Consórcios de DPVAT.

There is no product concentration in relation to insurance premiums, reducing the concentration risk of products and distribution channels.

	01/01 to 12/31/2017			01/01 to 12/31/2016			01/01 to 12/31/2015
	Insurance premiums	Retained premium	Retention (%)	Insurance premiums	Retained premium	Retention (%)	Insurance premiums	Retained premium	Retention (%)
Property and casualty
Mandatory personal injury caused by motor vehicle (DPVAT)	24	24	100.0	37	37	100.0	37	37	100.0
Extended warranty	—	—	0.0	112	112	100.0	252	252	100.0
Individuals
Group accident insurance	667	666	99.8	780	776	99.5	862	860	99.7
Individual accident	290	289	99.8	224	212	94.8	214	203	94.8
Credit life	623	621	99.7	570	570	100.0	726	725	99.9
Group life	1,001	990	98.9	1,278	1,234	96.5	1,453	1,416	97.5

i)	Insurance, pension plan and capitalization management structure

The products that make up the portfolios of ITAÚ UNIBANCO HOLDING’s insurance companies are related to the life insurance and elementary, pension plan and capitalization lines. The main risks inherent in these products are described below and their definitions are presented in their respective chapters.

•	Underwriting risk: possibility of losses arising from insurance, pension plan and capitalization operations contrary to the institution’s expectations, directly or indirectly associated with technical and actuarial bases adopted to calculate premiums, contributions and provisions;

•	Market risk;

•	Credit risk;

•	Operational risk;

•	Liquidity risk in insurance operations.

j)	Duties and responsibilities

In line with good national and international practices, ITAÚ UNIBANCO HOLDING has a risk management structure that ensures that the risks arising from insurance, pension plan and capitalization products are properly reported to the proper bodies.

The management process of insurance, pension plan and capitalization risks is independent and focused on the specifics of each risk.

Finally, ITAÚ UNIBANCO HOLDING is to ensure that assets backing long-term products, with guaranteed minimum returns, are managed according to the characteristics of the liabilities aiming at actuarial balance and long-term solvency.

k)	Market, credit and liquidity risk

I)	Market risk

Market risk is analyzed, in relation to insurance operations, based on the following metrics and sensitivity and loss control measures: Value at Risk (VaR), Losses in Stress Scenarios (Stress Test), Sensitivity (DV01- Delta Variation) and Concentration. For a detailed description of metrics, see Note 36 – Market risk. In the table, the sensitivity analysis (DV01 – Delta Variation) is presented in relation to insurance operations that demonstrate the impact on the cash flows market value when submitted to a 1 annual basis point increase in the current interest rates or index rate and 1 percentage point in the share price and currency.

	12/31/2017		12/31/2016
Class	Account balance	DV01	Account balance	DV01
Government securities
NTN-C	4,936	(2.87)	5,141	(3.03)
NTN-B	5,343	(6.78)	2,969	(3.53)
LTN	279	(0.09)	—	—
DI Future			—	—
Private securities
Indexed to IPCA	336	(0.10)	307	(0.14)
Indexed to PRE	31	(0.00)	240	(0.00)
Shares	0	0.00	0	0.00
Floating assets	5,132		5,852	—
Under agreements to resell	6,856		6,266	—

II)	Liquidity Risk

Liquidity risk is the risk that ITAÚ UNIBANCO HOLDING may have insufficient net funds available to honor its current obligations at a given moment. The liquidity risk is managed, for insurance operation, continuously based on the monitoring of payment flows related to its liabilities vis a vis the inflows generated by its operations and financial assets portfolio.

Financial assets are managed in order to optimize the risk-return ratio of investments, considering, on a careful basis, the characteristics of their liabilities. The risk integrated control considers the concentration limits by issuer and credit risk, sensitivities and market risk limits and control over asset liquidity risk. Thus, investments are concentrated in government and private securities with good credit quality in active and liquid markets, keeping a considerable amount invested in short-term assets, available on demand, to cover regular needs and any liquidity contingencies. Additionally, ITAÚ UNIBANCO HOLDING constantly monitors the solvency conditions of its insurance operations.

		12/31/2017			12/31/2016
Liabilities	Assets	Liabilities amounts (1)	Liabilities DU (2)	Assets DU (2)	Liabilities amounts (1)	Liabilities DU (2)	Assets DU (2)
Insurance operations	Backing asset
Unearned premiums	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	1,882	24.7	12.0	2,202	13.5	12.7
IBNR, PDR e PSL	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	985	20.4	18.3	1,242	13.8	18.9
Other provisions	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	565	70.6	26.2	446	119.0	33.3
Subtotal	Subtotal	3,432			3,890
Pension plan, VGBL and individual life operations
Related expenses	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	95	116.8	78.9	71	107.4	80.9
Unearned premiums	LFT, repurchase agreements, NTN-B, CDB and debentures	16	—	9.7	19	—	14.1
Unsettled claims	LFT, repurchase agreements, NTN-B, CDB and debentures	37	—	9.8	25	—	13.9
IBNR	LFT, repurchase agreements, NTN-B, CDB and debentures	28	17.0	9.7	27	11.4	14.1
Redemptions and Other Unsettled Amounts	LFT, repurchase agreements, NTN-B, CDB and debentures	275	—	9.8	221	—	14.0
Mathematical reserve for benefits granted	LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures	2,404	116.8	79.1	1,737	107.4	81.1
Mathematical reserve for benefits to be granted – PGBL/ VGBL	LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures (3)	169,149	197.2	38.9	142,039	169.9	39.4
Mathematical reserve for benefits to be granted – traditional	LFT, repurchase agreements, NTN-B, NTN-C, Debentures	4,454	—	95.1	4,584	210.9	92.0
Other provisions	LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures	737	116.8	95.1	880	210.9	92.0
Financial surplus	LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures	605	116.8	95.0	583	210.6	91.8
Subtotal	Subtotal	177,800			150,186
Total technical reserves	Total backing assets	181,232			154,076

(1)	Gross amounts of Credit Rights, Escrow Deposits and Reinsurance.
(2)	DU = Duration in months
(3)	Excluding PGBL / VGBL reserves allocated in variable income.

III)	Credit Risk

Reinsurers – Breakdown

We present below the division of risks granted by the ITAÚ UNIBANCO HOLDING’s insurance companies to reinsurance companies:

•	Insurance Operations: reinsurance premiums operations are basically represented by: IRB Brasil Resseguros with 45.07% (56.14% at 12/31/2016) and Munich Re do Brasil with 53.80% (43.33% at 12/31/2016).

•	Social Security Operations: social security operations related to reinsurance premiums are entirely represented by Munich Re do Brasil with 70% (70% at 12/31/2016) and General Reinsurance AG with 30% (30% at 12/31/2016).

IV)	Risk level of financial assets

The table below shows insurance financial assets, individually evaluated, classified by rating:

	12/31/2017
Internal rating (*)	Interbank deposits and securities purchased under agreements to resell	Held-for-trading financial assets	Derivatives assets	Available-for-sale financial assets	Held-to-maturity financial assets	Total
Lower risk	7,558	156,478	194	6,312	3,447	173,989
Satisfactory	—	—	—	—	—	—
Higher Risk	—	26	—	—	—	26

Total	7,558	156,504	194	6,312	3,447	174,015

%	4.3	89.9	0.2	3.6	2.0	100.0

(*)	Internal risk level ratings, with due associated probability of default, are detailed in Note 36.

	12/31/2016
Internal rating (*)	Interbank deposits and securities purchased under agreements to resell	Held-for-trading financial assets	Derivatives assets	Available-for-sale financial assets	Held-to-maturity financial assets	Total
Lower risk	7,859	125,944	284	3,558	4,629	142,274
Satisfactory	—	13	—	—	—	13
Higher Risk	—	—	—	—	—	—

Total	7,859	125,957	284	3,558	4,629	142,287

%	5.5	88.5	0.2	2.5	3.3	100.0

(*)	Internal risk level ratings, with due associated probability of default, are detailed in Note 36.

l)	Reinsurance

Expenses and revenues from reinsurance premiums ceded are recognized in the period when they occur, according to the accrual basis, with no offset of assets and liabilities related to reinsurance except in the event there is a contractual provision for the offset of accounts between the parties. Analyses of reinsurance required are made to meet the current needs of ITAÚ UNIBANCO HOLDING, maintaining the necessary flexibility to comply with changes in management strategy in response to the various scenarios to which it may exposed.

Reinsurance assets

Reinsurance assets are valued according to consistent basis of risk assignment contracts, and in the event of losses effectively paid, as from December 2015, they are revalued after 180 days have elapsed in relation to the possibility of non-recovery. For previous periods, revaluation term is 365 days. This amendment was for compliance with the SUSEP Circular in force. In case of doubt, these assets are reduced based on the provision recognized for credit risk associated to reinsurance.

Reinsurance transferred

ITAÚ UNIBANCO HOLDING transfers, in the normal course of its businesses, reinsurance premiums to cover losses on underwriting risks to its policy holders and is in compliance with the operational limits established by the regulating authority. In addition to proportional contracts, non-proportional contracts are also entered into in order to transfer a portion of the responsibility to the reinsurance company for losses that exceed a certain level of losses in the portfolio. Non-proportional reinsurance premiums are included in Other assets – prepaid expenses and amortized to Other operating expenses over the effectiveness period of the contract on a daily accrual basis.

I—Changes in balances of transactions with reinsurance companies

	Credits		Debits
	12/31/2017	12/31/2016	12/31/2017	12/31/2016
Opening balance	46	18	74	103
Issued contracts	—	—	30	79
Recoverable claims	—	32	—	—
Prepayments / payments to reinsurer	(10)	(3)	(55)	(108)
Other increase / reversal	(9)	(1)	—	—
Closing balance	27	46	49	74

II—Balances of technical reserves with reinsurance assets

	12/31/2017	12/31/2016
Reinsurance claims	57	52
Reinsurance premiums	10	15
Closing balance	67	67

III—Changes in balances of technical reserves for reinsurance claims

	12/31/2017	12/31/2016
Opening balance	52	52
Reported claims	21	70
Paid claims	(22)	(99)
Other increase / reversal	2	2
Monetary adjustment and interest of claims	4	27
Closing balance (*)	57	52

(*)	Includes Reserve for unsettled claims, IBNER (Reserve for claims not sufficiently warned), IBNR (Reserve for claims incurred but not reported), not covered by the table of loss development net of reinsurance Note 30 eII.

IV—Changes in balances of technical reserves for reinsurance premiums

	12/31/2017	12/31/2016
Opening balance	15	24
Receipts	8	65
Payments	(13)	(74)
Other increase / reversal	—	—
Closing balance	10	15

V—Changes in balances of technical reserves for reinsurance commission

	12/31/2017	12/31/2016
Opening balance	—	—
Receipts	—	6
Payments	—	(6)
Other increase / reversal		—
Closing balance	—	—

m)	Regulatory authorities

Insurance and private pension operations are regulated by the National Council of Private Insurance (CNSP) and the Superintendence of Private Insurance (SUSEP). These authorities are responsible for regulating the market and consequently for assisting in the mitigation of risks inherent in the business.

The CNSP is the regulatory authority of insurance activities in Brazil, created by Decree-Law N° 73, of November 21, 1966. The main attribution of CNSP, at the time of its creation, was to set out the guidelines and rules of government policy on private insurance segments, and with the enactment of Law N° 6,435, of July 15, 1977, its attributions included private pension of public companies.

The Superintendence of Private Insurance (SUSEP) is the authority responsible for controlling and overseeing the insurance, and reinsurance markets. An agency of the Ministry of Finance, it was created by the Decree-Law N° 73, of November 21, 1966, which also created the National System of Private Insurance, comprising the National Council of Private Insurance (CNSP), IRB Brasil Resseguros S.A. – IRB Brasil Re, the companies authorized to have plans and the open-ended private pension companies.